Inventories	12 Months Ended
Jul. 31, 2026
Inventories [Abstract]
INVENTORIES	5. INVENTORIES Inventories consisted of the following:
	As of July 31,
	2025	2026
Merchandise	$277,422	$39,384
Other supplies	387	367
Inventories	$277,809	$39,751